ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

6. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Trade payables and accrued liabilities are comprised as follows:

	December 31, 2025	December 31, 2024
Trade payables	$6,266	$12,507
Accrued royalties and taxes	800,000	1,753,580
Accrued other liabilities	66,014	39,531
	$872,280	$1,805,618